RESTRICTED CASH - SCHEDULE OF RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 193,273	$ 172,383
Less: current portion of restricted cash	(56,714)	(25,831)
Long-term restricted cash	136,559	146,552
Minimum amount of cash and cash equivalents	30,000
Eskimo SPV Agreement | Golar Eskimo
Restricted Cash and Cash Equivalents Items
Restricted cash	4,031	0
Cross Currency Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Restricted cash	36,798	9,710
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Restricted cash	10,281	10,152
Secured Debt | Golar Freeze Facility
Restricted Cash and Cash Equivalents Items
Restricted cash	0	10,008
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Restricted cash	7,686	0
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 134,477	$ 142,513